DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 361	[1]	$ 338	[2]	$ 722	[3]	$ 676	[4]
Total Distributions	377		354		753		711
Preferred unitholders capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 12		$ 12		$ 23		$ 27
Dividends recognised as distributions to owners per share (in dollars per share)	$ 270,000		$ 0.27		$ 530,000		$ 0.53
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 4		$ 4		$ 8		$ 8
Dividends recognised as distributions to owners per share (in dollars per share)	$ 320,000		$ 0.32		$ 640,000		$ 0.64
Limited partners’ capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 175	[1]	$ 165	[2]	$ 350	[3]	$ 330	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 380,000		$ 0.36		$ 770,000		$ 0.72
General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 67		$ 61		$ 134		$ 122
Dividends recognised as incentive distributions to owners	66		60		132		120
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 75	[1]	$ 69	[2]	$ 149	[3]	$ 138	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 380,000		$ 0.36		$ 770,000		$ 0.72
Non-controlling interest – BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 42	[1]	$ 40	[2]	$ 84	[3]	$ 80	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 380,000		$ 0.36		$ 770,000		$ 0.72
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 2	[1],[5]	$ 3	[2],[6]	$ 5	[3]	$ 6	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 380,000		$ 0.36		$ 770,000		$ 0.72

[1]	Refer to Note 16, Distributions.
[2]	Refer to Note 16, Distributions.
[3]	Refer to Note 16, Distributions.
[4]	Refer to Note 16, Distributions.
[5]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[6]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.